ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS - Additional Information (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Insurance Contracts Explanatory [Line Items]
Premium and other policies receivable	S/ 937,223	S/ 838,731
Insurance [Member]
Disclosure Of Insurance Contracts Explanatory [Line Items]
Unearned portion of premiums ceded to reinsurers	282,000	201,000
Decrease in collections made to reinsurers	10,000
Collections made to reinsurers		115,000
Effect of exchange difference	S/ 55,000	S/ (4,400)